SIGNIFICANT EVENTS (Details Narrative) - CLP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant Events
Net income attributable to equity holders of the Bank	$ 595,333	$ 562,801	$ 476,067
Dividend per share (in pesos per share)	$ 2.248	$ 1.755